Property, Plant and Equipment, Goodwill and Intangible Assets, Goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Goodwill [Line Items]
Goodwill	$ 1,827	$ 1,875	$ 1,953
Acquisitions	6
Foreign currency translation adjustments	(54)	(78)
O&P - Americas [Member]
Goodwill [Line Items]
Goodwill	162	162	162
Foreign currency translation adjustments	0	0
O&P - EAI [Member]
Goodwill [Line Items]
Goodwill	86	109	142
Foreign currency translation adjustments	(23)	(33)
I&D [Member]
Goodwill [Line Items]
Goodwill	201	225	259
Foreign currency translation adjustments	(24)	(34)
APS [Member]
Goodwill [Line Items]
Goodwill	1,370	1,371	1,379
Acquisitions	6
Foreign currency translation adjustments	(7)	(8)
Technology [Member]
Goodwill [Line Items]
Goodwill	8	8	$ 11
Foreign currency translation adjustments	$ 0	$ (3)